TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 805.0	SFr 583.0	SFr 805.0
Weighted-average life, in years	5 years 8 months 12 days	3 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (20.7)	SFr (8.1)	(20.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(37.6)	(15.8)	(37.6)
Impact on fair value from 10% adverse change in expected credit losses	(10.2)	(4.9)	(10.2)
Impact on fair value from 20% adverse change in expected credit losses	SFr (17.3)	SFr (9.7)	(17.3)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	3.40%	2.40%
Expected credit losses rate (rate per annum), in % (as a percent)	0.80%	0.50%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	14.30%	23.60%
Expected credit losses rate (rate per annum), in % (as a percent)	4.70%	5.80%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 112.0	SFr 176.0	112.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 2,006.0	SFr 1,439.0	2,006.0
Weighted-average life, in years	7 years 10 months 24 days	5 years
Impact on fair value from 10% adverse change in prepayment speed	SFr (22.3)	SFr (25.5)	(22.3)
Impact on fair value from 20% adverse change in prepayment speed	(43.2)	(49.1)	(43.2)
Impact on fair value from 10% adverse change in cash flow discount rate	(52.1)	(23.8)	(52.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(101.3)	(46.5)	(101.3)
Impact on fair value from 10% adverse change in expected credit losses	(23.8)	(14.1)	(23.8)
Impact on fair value from 20% adverse change in expected credit losses	SFr (46.7)	SFr (27.6)	(46.7)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	2.00%	3.00%
Cash flow discount rate per annum, in % (as a percent)	3.00%	2.00%
Expected credit losses rate (rate per annum), in % (as a percent)	0.60%	1.00%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	20.00%	37.30%
Cash flow discount rate per annum, in % (as a percent)	21.30%	30.50%
Expected credit losses rate (rate per annum), in % (as a percent)	18.80%	28.70%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 307.0	SFr 209.0	307.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 226.0	SFr 1,154.0	226.0
Weighted-average life, in years	5 years 7 months 6 days	1 year 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (2.9)	SFr (4.2)	(2.9)
Impact on fair value from 20% adverse change in cash flow discount rate	(5.7)	(9.4)	(5.7)
Impact on fair value from 10% adverse change in expected credit losses	(2.4)	(2.8)	(2.4)
Impact on fair value from 20% adverse change in expected credit losses	SFr (4.8)	SFr (6.2)	(4.8)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.00%	0.80%
Expected credit losses rate (rate per annum), in % (as a percent)	1.00%	0.90%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	21.20%	21.20%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 26.0	SFr 20.0	26.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	805.0	SFr 583.0	SFr 805.0
Weighted-average life, in years		3 years 8 months 12 days	5 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	(20.7)	SFr (8.1)	SFr (20.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(37.6)	(15.8)	(37.6)
Impact on fair value from 10% adverse change in expected credit losses	(10.2)	(4.9)	(10.2)
Impact on fair value from 20% adverse change in expected credit losses	(17.3)	SFr (9.7)	SFr (17.3)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		2.40%	3.40%
Expected credit losses rate (rate per annum), in % (as a percent)		0.50%	0.80%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		23.60%	14.30%
Expected credit losses rate (rate per annum), in % (as a percent)		5.80%	4.70%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	112.0	SFr 176.0	SFr 112.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	2,006.0	SFr 1,439.0	SFr 2,006.0
Weighted-average life, in years		5 years	7 years 10 months 24 days
Impact on fair value from 10% adverse change in prepayment speed	(22.3)	SFr (25.5)	SFr (22.3)
Impact on fair value from 20% adverse change in prepayment speed	(43.2)	(49.1)	(43.2)
Impact on fair value from 10% adverse change in cash flow discount rate	(52.1)	(23.8)	(52.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(101.3)	(46.5)	(101.3)
Impact on fair value from 10% adverse change in expected credit losses	(23.8)	(14.1)	(23.8)
Impact on fair value from 20% adverse change in expected credit losses	(46.7)	SFr (27.6)	SFr (46.7)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)		3.00%	2.00%
Cash flow discount rate per annum, in % (as a percent)		2.00%	3.00%
Expected credit losses rate (rate per annum), in % (as a percent)		1.00%	0.60%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)		37.30%	20.00%
Cash flow discount rate per annum, in % (as a percent)		30.50%	21.30%
Expected credit losses rate (rate per annum), in % (as a percent)		28.70%	18.80%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	307.0	SFr 209.0	SFr 307.0
Bank | Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	226.0	SFr 1,154.0	SFr 226.0
Weighted-average life, in years		1 year 8 months 12 days	5 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	(2.9)	SFr (4.2)	SFr (2.9)
Impact on fair value from 20% adverse change in cash flow discount rate	(5.7)	(9.4)	(5.7)
Impact on fair value from 10% adverse change in expected credit losses	(2.4)	(2.8)	(2.4)
Impact on fair value from 20% adverse change in expected credit losses	(4.8)	SFr (6.2)	SFr (4.8)
Bank | Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		0.80%	1.00%
Expected credit losses rate (rate per annum), in % (as a percent)		0.90%	1.00%
Bank | Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)		21.20%	21.20%
Bank | Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 26.0	SFr 20.0	SFr 26.0